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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 -------------------------------

Form 13F File Number: 028-10653
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth Lazaro
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   514-849-8777 x250
         -------------------------------

Signature, Place, and Date of Signing:

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
/s/ Elizabeth Lazaro, Chief Compliance Officer    Montreal, Quebec, Canada     May 14, 2013
-----------------------------------------------  --------------------------  -----------------
                  [Signature]                          [City, State]           [Date]
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Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 56
                                        --------------------

Form 13F Information Table Value Total: $ 3,251,917
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      - 2 -
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
       ITEM 1             ITEM 2     ITEM 3     ITEM 4             ITEM 5            ITEM 6   ITEM 7            ITEM 8
---------------------- ----------- --------- ----------- ------------------------- ---------- ------ -----------------------------
                                             FAIR MARKET  SH/PRN   SH/PRN PUT/CALL INVESTMENT               VOTING AUTHORITY
       ISSUER             CLASS      CUSIP      VALUE     AMOUNT                   DISCRETION  MGRS            (SHARES)
                                                (000s)                                TYPE           (A)SOLE  (B)SHARED  (C)NONE
----------------------------------------------------------------------------------------------------------------------------------
3SBIO INC                SP ADR    88575Y105       10838   713001   SH             SOLE               671281          0      41720
ACCURAY INC              COMMON    4397105          5222  1125433   SH             SOLE               267722          0     857711
ACHILLION PHARMA         COMMON    00448Q201       10251  1171500   SH             SOLE              1096400          0      75100
ACTAVIS INC              COMMON    00507K103      105702  1147566   SH             SOLE               261205          0     886361
AKORN INC                COMMON    9728106         10990   794682   SH             SOLE               760082          0      34600
ALEXION PHARM INC        COMMON    15351109        44818   486408   SH             SOLE               451000          0      35408
ALIGN TECH INC           COMMON    16255101        86664  2586216   SH             SOLE               163931          0    2422285
AMARIN CORP PLC        SP ADR NEW  23111206        13394  1807610   SH             SOLE                97228          0    1710382
AMGEN INC                COMMON    31162100        85506   834119   SH             SOLE               780668          0      53451
ARIAD PHARMACEUTICAL     COMMON    04033A100       73784  4080984   SH             SOLE              1946032          0    2134952
AVEO PHARMACUTICALS      COMMON    53588109        38098  5183462   SH             SOLE              2300235          0    2883227
BIOGEN IDEC INC          COMMON    09062X103      146605   761116   SH             SOLE               419276          0     341840
BIOMARIN PHARMAC INC     COMMON    09061G101      133626  2146264   SH             SOLE               899300          0    1246964
BOSTON SCIENTIFIC        COMMON    101137107       81829 10477506   SH             SOLE               478916          0    9998590
CELGENE CORP             COMMON    151020104       93833   809536   SH             SOLE               752800          0      56736
CHINA CORD BLOOD           SHS     G21107100         229    78185   SH             SOLE                    0          0      78185
COVIDIEN PLC               SHS     G2554F113       31164   459374   SH             SOLE               100220          0     359154
DEXCOM INC               COMMON    252131107       27086  1619977   SH             SOLE               117032          0    1502945
DR REDDYS LABS LTD         ADR     256135203       14253   440590   SH             SOLE               415904          0      24686
EDWARDS LIFESCIENCE      COMMON    28176E108      127178  1547933   SH             SOLE                71215          0    1476718
ELI LILLY & CO           COMMON    532457108       75491  1329302   SH             SOLE               122107          0    1207195
GILEAD SCIENCES INC      COMMON    375558103      163850  3347975   SH             SOLE              2532885          0     815090
GIVEN IMAGING            ORD SHS   M52020100       11429   699016   SH             SOLE                  470          0     698546
HALOZYME THERAPEUTIC     COMMON    40637H109        9685  1679962   SH             SOLE              1586362          0      93600
HEARTWARE INTL INC       COMMON    422368100       52739   596550   SH             SOLE                32564          0     563986
HOLOGIC INC              COMMON    436440101       59739  2643332   SH             SOLE               109983          0    2533349
ILLUMINA INC             COMMON    452327109       95204  1763689   SH             SOLE               677589          0    1086100
IMMUNOGEN INC            COMMON    45253H101       89851  5591239   SH             SOLE              2458203          0    3133036
INCYTE CORPORATION       COMMON    45337C102      182722  7805288   SH             SOLE              3722151          0    4083137
INTERMUNE INC            COMMON    45884X103       43283  4782622   SH             SOLE              1714249          0    3068373
IRONWOOD PHARMACEUCL    COM CL A   46333X108       67773  3706490   SH             SOLE              2079826          0    1626664
LIFE TECHNOLOGIES        COMMON    53217V109       47363   732838   SH             SOLE               424235          0     308603
MEDIVATION INC           COMMON    58501N101       80652  1724812   SH             SOLE               827610          0     897202
MERCK & CO INC           COMMON    58933Y105       64000  1446989   SH             SOLE               312311          0    1134678
MOMENTA PHARMACEUTIC     COMMON    60877T100       10741   805196   SH             SOLE               769596          0      35600
MYLAN INC                COMMON    628530107      141018  4870259   SH             SOLE               951953          0    3918306
NOVARTIS AG              SP ADR    66987V109         584     8200   SH             SOLE                 8200          0          0
NOVO-NORDISK AS            ADR     670100205        1825    11301   SH             SOLE                 6403          0       4898
NPS PHARMACEUTICALS      COMMON    62936P103       23541  2306828   SH             SOLE              2140728          0     166100
NXSTAGE MEDICAL          COMMON    67072V103       39815  3529655   SH             SOLE               305977          0    3223678
ONYX PHARMACEUTICALS     COMMON    683399109      131707  1482183   SH             SOLE               520948          0     961235
ORASURE TECHNOLOGIES     COMMON    68554V108        8565  1586028   SH             SOLE              1472328          0     113700
PERRIGO CO               COMMON    714290103       84249   709525   SH             SOLE               174259          0     535266
PHARMACYCLICS INC        COMMON    716933106       29904   371900   SH             SOLE               344200          0      27700
REGENERON PHARMCTCLS     COMMON    75886F107       40690   230666   SH             SOLE               122400          0     108266
SAGENT PHARMACEUTI       COMMON    786692103       11431   651356   SH             SOLE               619056          0      32300
SEATTLE GENETICS INC     COMMON    812578102       15518   437069   SH             SOLE               404069          0      33000
SEQUENOM INC             COM NEW   817337405       24596  5926774   SH             SOLE              2446978          0    3479796
SHIRE PLC                SP ADR    82481R106       25640   280647   SH             SOLE               266900          0      13747
TEVA PHARMACEUTICAL        ADR     881624209       15215   383449   SH             SOLE               365447          0      18002
THERAVANCE INC           COMMON    88338T104       62492  2645718   SH             SOLE              1325888          0    1319830
THORATEC LABS CORP       COMMON    885175307       17636   470328   SH             SOLE                  210          0     470118
UNITED THERAPEUTICS      COMMON    91307C102       72111  1184676   SH             SOLE               590980          0     593696
VALEANT PHARMA INTL      COMMON    91911K102       46296   617109   SH             SOLE               337936          0     279173
VARIAN MED SYS INC       COMMON    92220P105       71470   992636   SH             SOLE                18812          0     973824
VERTEX PHARMACEUTICL     COMMON    92532F100      192022  3493219   SH             SOLE              1156919          0    2336300